REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

17. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As disclosed in Note 1, the Company restated its prior period financial statements and the accompanying notes for the presentation of discontinued operations and change in reporting currency. Additionally, the Company made certain adjustments to correct the identified immaterial discrepancies as of December 31, 2023 primarily related to the Group's continuing operations.

The Company evaluated the materiality of the impact on the financial statements quantitatively and qualitatively and concluded it was not material to any of the affected periods. Consolidated revenues are not affected. Therefore, the Company revised its previously issued consolidated financial statements for the year ended December 31, 2023.

The following table presents the impact of corrections on affected consolidated balance sheet line items as of December 31, 2023:

	As of December 31, 2023
	As previously
	reported	Adjustment	As revised
Selected Balance Sheets Data:
Accounts receivable	4.6	(0.5)	4.1
Prepaid expenses	21.4	(4.8)	16.6
VAT reclaimable	16.1	(10.7)	5.4
Other current assets	16.9	(0.2)	16.7
Current assets from discontinued operations	3,286.2	3.3	3,289.5
Total current assets	3,466.4	(12.9)	3,453.5
Property and equipment	132.5	(4.3)	128.2
Intangible assets	4.6	(0.4)	4.2
Deferred tax assets	3.9	2.0	5.9
Total non-current assets	5,304.3	(2.7)	5,301.6
Total assets	8,770.7	(15.6)	8,755.1
Accounts payable, accrued and other liabilities	59.2	(2.7)	56.5
Income and non-income taxes payable	11.9	(2.7)	9.2
Deferred revenue	7.4	(0.5)	6.9
Total current liabilities	3,876.3	(5.9)	3,870.4
Total liabilities	5,467.1	(5.9)	5,461.2

Accumulated other comprehensive income	(2,365.3)	(2.2)	(2,367.5)
Retained earnings	3,866.9	(7.5)	3,859.4
Total equity attributable to Nebius Group N.V.	3,303.4	(9.7)	3,293.7
Total shareholders’ equity	3,303.6	(9.7)	3,293.9
Total liabilities and shareholders' equity	8,770.7	(15.6)	8,755.1

The following table presents the impact of corrections on affected consolidated statements of operations line items for the year ended December 31, 2023:

	Year ended December 31, 2023
	As previously
	reported	Adjustment	As revised
Selected Statements of Operations Data:
Cost of revenues	30.7	1.2	31.9
Product development	111.6	0.7	112.3
Sales, general and administrative	173.1	1.8	174.9
Depreciation and amortization	27.8	1.5	29.3
Total operating costs and expenses	343.2	5.2	348.4
Loss from operations	(322.3)	(5.2)	(327.5)
Other loss, net	(3.4)	(0.9)	(4.3)
Net loss before income taxes	(333.3)	(6.1)	(339.4)
Income tax expense / (benefit)	2.4	(0.3)	2.1
Net loss from continuing operation	(335.7)	(5.8)	(341.5)
Net income/(loss)	271.7	(5.8)	265.9
Net income/(loss) attributable to Nebius Group N.V.	247.1	(5.8)	241.3

The following table presents the impact of corrections on affected consolidated statements of comprehensive income/(loss) line items for the year ended December 31, 2023:

	Year ended December 31, 2023
	As previously
	reported	Adjustment	As revised
Selected Statements of Comprehensive Income Data:
Net income/(loss)	271.7	(5.8)	265.9
Foreign currency translation adjustment	(1,112.4)	(2.2)	(1,114.6)
Total comprehensive loss	(943.2)	(8.0)	(951.2)
Total comprehensive loss attributable to Nebius Group N.V.	(908.2)	(8.0)	(916.2)

The following table presents the impact of corrections on affected сonsolidated statements of cash flows line items for the year ended December 31, 2023:

	Year ended December 31, 2023
	As previously
	reported	Adjustment	As revised
Selected Statements of Cash Flows Data:
Net loss from continuing operations	(335.7)	(5.8)	(341.5)
Depreciation of property and equipment	26.6	1.3	27.9
Amortization of intangible assets	1.2	0.2	1.4
Deferred income tax expense/(benefit)	—	(1.5)	(1.5)
Foreign exchange gains	1.8	1.0	2.8
Other	(0.2)	1.0	0.8
Changes in operating assets and liabilities excluding the effect of acquisitions and divestitures:
Accounts receivable	1.6	0.5	2.1
Prepaid expenses	(13.3)	4.8	(8.5)
Accounts payable, accrued and other liabilities and non-income taxes payable	12.1	(5.4)	6.7
Deferred revenue	2.8	(0.5)	2.3
Other assets	(8.2)	0.2	(8.0)
VAT reclaimable	(9.7)	10.7	1.0
Net cash used in operating activities – continuing operations	(271.6)	6.5	(265.1)
Net cash provided by operating activities – discontinued operations	1,098.2	(3.3)	1,094.9
Net cash provided by operating activities	826.6	3.2	829.8
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(99.4)	(3.2)	(102.6)
Net change in cash and cash equivalents, and restricted cash and cash equivalents	(109.3)	—	(109.3)

The impacts of the revisions have been reflected throughout the accompanying consolidated financial statements, including the applicable notes, as appropriate.